Net loss per share - Additional Information (Detail)	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Line Items]
Total weighted-average shares		95,971,706	3,301,667	72,234,717	3,301,667	3,301,667	7,225,512
Total weighted average shares excluded from calculation of earning per share		35,775,468		54,293,266			4,719,493
Formation Transactions [Member] | Class A Common Shares [Member]
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Line Items]
Total weighted-average shares	3,301,000	3,301,000	3,301,000	3,301,000	3,301,000	3,301,000	3,301,000
Formation Transactions [Member] | Class B Common Shares [Member]
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Line Items]
Total weighted-average shares	667	667	667	667	667	667	667